Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

October 17, 2017

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Optimum Fund Trust (the “Registrant”) File Nos. 811-21335; 333-104654

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the supplement relating to the Registrant’s Prospectus dated July 28, 2017, relating to the Optimum Large Cap Growth Fund, a series of the Registrant, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system on September 25, 2017 (SEC Accession No. 0001680289-17-000321) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Anthony G. Ciavarelli
Delaware Investments
Bruce G. Leto